VARIABLE INTEREST ENTITIES (Schedule of Consolidated Variable Interest Entities, Carrying Amounts of Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified							1 Months Ended	3 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Sep. 30, 2001 Preferred Stock [Member] Hobbes Capital Sa [Member]	Sep. 30, 2008 Preferred Stock [Member] Hobbes Capital Sa [Member]	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2009 Variable Interest Entity, Primary Beneficiary [Member]	Jan. 02, 2010 Assets and Liabilities of Newly Consolidated Variable Interest Entities Included in the Consolidated Balance Sheet [Member]	Dec. 31, 2010 Variable Interest Entities Used to Monetize Accounts Receivable [Member]	Jan. 02, 2010 Variable Interest Entities Used to Monetize Accounts Receivable [Member]	Dec. 31, 2010 Netherlands Owner Trust [Member]
Variable Interest Entity [Line Items]
Current assets	$ 24,130		$ 19,542						$ 228	$ 102	$ 37	$ 158	$ 817
Property	17,668	[1]	18,141	[1]	14,294	[1]			1,388	455	209
Other noncurrent assets	611		792						122	81	3
Total Assets	69,588		66,018		45,474				1,738	638	249
Current liabilities	13,896		13,105						837	183	76	1	589
Long-term debt	20,605		19,152						513	125	346
Other noncurrent liabilities	2,995		3,294						64	43
Total liabilities									1,414	351	422
Cash and cash equivalents, restricted	145												436
Number of Joint Ventures									5		2
Current Assets Restricted To Consolidated Variable Interest Entities									228			0
Property Plant And Equipment Net Restricted To Consolidated Variable Interest Entities	1,388								1,388
Other Noncurrent Assets Restricted To Consolidated Variable Interest Entities									122
Current liabilities, nonrecourse									190			1
Long Term Debt (Variable interest entities nonrecourse)									167
Other noncurrent liabilities, nonrecourse									64
Variable Interest Entities, maximum exposure to loss														363
Value of shares issued							500
Preferred Stock, Redemption Amount								$ 674

[1]	Long-lived assets in Germany represented 9 percent of the total at December 31, 2010, 11 percent of the total at December 31, 2009 and 14 percent of the total at December 31, 2008.